Leases (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Leases
Operating lease expenses	$ 561	$ 660	$ 2,433	$ 2,872